CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBT
CONVERTIBLE DEBT	NOTE 11 – CONVERTIBLE DEBT A summary of the Company’s convertible debt during the years ended December 31, 2023 and 2022 is presented below: 2023 2022 Beginning balance convertible notes $100,000 $640,000 New notes - Payments (100,000) (525,000)Conversion to common stock (15,000)Subtotal notes - 100,000 Debt discount at year end - - Convertible note payable, net of discount $- $100,000 December 21, 2020 Securities Purchase Agreement On December 21, 2020 the Company entered into a convertible promissory note with Platinum Point Capital, LLC (the “Holder”, “Lender” or “Platinum”) pursuant to a Securities Purchase Agreement (the “SPA”). The Company issued the $540,000 Note in exchange for $500,000 in cash and included a $40,000 Original Issue Discount (“OID”) and paid $3,000 in financing costs. The principal amount together with interest at the rate of eight percent (8.0%) per annum, compounded annually (the “Interest Rate”), will be paid to the Lenders on or before the Maturity Date (December 31, 2021 or as defined below). Accrued interest shall be calculated on the basis of a 360-day year for the actual number of days elapsed. In the event that on or before the Maturity Date, the Note either (i) had not been converted or have not been otherwise satisfied in full or (ii) an Event of Default (as defined in the SPA) occurs, then the applicable rate of interest on the outstanding amount of the Note since inception shall be the Interest Rate plus eighteen percent (18.0%), the Default Interest. Unless previously converted, the principal and accrued interest on the Note is due and payable in cash (USD) upon the earlier of (i) December 31, 2021, (ii) a Change of Control (as defined in the SPA) or (iii), an Event of Default (collectively, the “Maturity Date”). On May 1, 2022, the Company issued 1,574 shares of common stock to convert the outstanding principal and accrued interest balance of $26,515. Following the conversion, the outstanding balance of the above Note is $0. Upon conversion, the 1,574 shares were issued at a fair value of $38,144 which was recorded as equity. Accordingly, upon conversion, the Company reduced its derivative liability by $11,629 (see Note 7). The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a derivative liability which is accounted for separately. The Company determined a derivative liability exists and determined that the embedded derivative was valued at $456,570 which was recorded as a debt discount, and together with the original issue discount and transaction expenses of $43,000, in the aggregate of $499,570, is being amortized over the life of the loan. As of December 31, 2022 the full amount of the debt discount has been amortized. Therefore, as of December 31, 2023 and 2022, the fair value of the derivative liability was $0 and $0, respectively. For the years ended December 31, 2023 and 2022, the Company recorded a loss on the change in fair value of the derivative of $0 and a loss of $5,807, respectively. January 7, 2021 Subscription Agreement On January 7, 2021 (the “Issue Date”), the Company entered into a subscription agreement with an unaffiliated third party, whereby the Company issued for a purchase price of $100,000 in principal amount, a convertible promissory note. The note bore an interest rate of 8% per annum and originally matured on the earlier of (i) consummation of the Company listing its common shares on the NEO Stock Exchange or (ii) October 31, 2021. However, the listing to NEO Stock Exchange did not occur. As of December 31, 2022, the Company had a principal balance of $100,000 and had accrued $13,740 in interest expense. During the year ended December 31, 2023, the Company paid the balance in full. The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a derivative liability which is accounted for separately. The Company measured the embedded derivative valued at $62,619 which was recorded as a debt discount and additional paid-in capital and was being amortized over the life of the loan. As of December 31, 2022, the debt discount had been fully amortized. As of December 31, 2023 and 2022, the fair value of the derivative liability was $0 and $54,293, respectively. For the years ended December 31, 2023 and 2022, the Company recorded a loss of $3,384 and $14,450, respectively, from the change in fair value of derivative liability, which is included in “Other expense, net" in the consolidated statements of operations and comprehensive loss. The Company considered both the note payable and conversion feature separately and upon settlement. The Company re-valued the conversion feature to fair value and applied extinguishment accounting as the debt has now been settled. Because the conversion feature is extinguished upon settling the note, the value of the conversion feature goes though debt extinguishment and the Company recorded a gain on settlement of debt, which totaled $50,909 for the year ended December 31, 2023. Convertible Promissory Note and Securities Purchase Agreement On September 17, 2021 (the “Issue Date”), the Company entered into a convertible promissory note and securities purchase agreement with an unaffiliated third party. Convertible Promissory Note The Company issued the convertible promissory note for a purchase price of $525,000 in principal amount for cash proceeds of $500,000. The note was issued with an original issue discount (“OID”) of $25,000, bears an interest rate of 10% per annum and matures on the earlier of (i) the consummation of the Company listing its common shares on the Nasdaq Stock Market or (ii) September 17, 2022. Upon the consummation of our Nasdaq listing in 2022, the total principal and accrued interest outstanding on the note would convert into shares of the Company’s common stock at a 30% discount to the prices of the common shares sold in the financing to be conducted in conjunction with our Nasdaq listing, subject to a conversion floor of $75.00. However, the Company, upon agreement with the third party, did not convert the note and fully repaid it in cash on October 21, 2022. As of December 31, 2022, the Company repaid the remaining outstanding balance of the note and thus its outstanding balance as of the end of the period was $0. For the years ended December 31, 2023 and 2022, the Company recorded amortization of debt discount in the amount of $0 and $18,185, respectively, which is included in "Non-cash interest expense" on the accompanying statements of operations and comprehensive loss. Securities Purchase Agreement On September 17, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with a third party whereby the Company agree to issue 5,000,000 shares of Series A Preferred Stock at a purchase price of $1.00 per share or $5,000,000 in the aggregate, and a Warrant (the “Warrant”) to purchase 100% of the number of shares of the Company’s Common Stock issuable upon conversion of the Series A Preferred Stock. The Series A Preferred Stock will be convertible into the Company’s Common Stock as determined by multiplying the number of shares of Series A Preferred Stock to be converted by the lower of (i) $100.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five days prior to the date of Uplisting, subject to a floor of $75.00 per share. The shares of common stock issuable upon conversion of Series A Preferred Stock and exercise of the Warrants are subject to a Registration Right Agreement. The Warrant has an exercise price equal to 110% of the Conversion Price of the Series A Preferred Stock and expires five years from the date of issuance. The SPA is subject to certain conditions to close. As of December 31, 2023 and the date of this filing, the conditions to close had not been met, the funds have not been transferred, the preferred shares and the warrant was not issued. The SPA automatically terminated on March 31, 2022. Derivative Liabilities The table below provides a summary of the changes in fair value, including net transfers in and/or out of all financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2023 and 2022: Amount Balance on January 1, 2022 $45,665 Issuances to debt discount - Reduction of derivative related to conversions (11,629)Change in fair value of derivative liabilities 20,257 Balance on December 31, 2022 54,293 Reduction of derivative related to conversions (50,909)Change in fair value of derivative liabilities (3,384)Balance on December 31, 2023 $- The fair value of the derivative conversion features as of December 31, 2023 and 2022 were calculated using a Monte-Carlo option model valued with the following assumptions: December 31, December 31, 2023 2022 Dividend yield - 0%Expected volatility - 87.9%-157.2 Risk free interest rate - 1.46%-3.75 Contractual terms (in years) - 1.25 - 0.75